Deferred Tax, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Tax Assets Liabilities Net Disclosure [Abstract]
DEFERRED TAX, NET

7. DEFERRED TAX, NET

Deferred tax assets resulted from asset impairment loss which was temporarily non-tax deductible for tax purposes but expensed in accordance with US GAAP; interest income in sales-type leases which was recognized as income for tax purposes but not for book purpose as it did not meet revenue recognition in accordance with US GAAP; accrued employee social insurance that can be deducted for tax purposes in the future, and the difference between tax and accounting basis of cost of fixed assets which was capitalized for tax purposes and expensed as part of cost of systems in accordance with US GAAP. Deferred tax liability arose from the difference between tax and accounting basis of net investment in sales-type leases.

As of September 30, 2021 and December 31, 2020, deferred tax assets consisted of the following:

	2021	2020
Accrued expenses	$70,446	$70,019
Write-off Erdos TCH net investment in sales-type leases *	6,352,124	6,155,300
US NOL	415,851	254,035
PRC NOL	2,623,801	10,849,690
Total deferred tax assets	9,462,222	17,329,044
Less: valuation allowance for deferred tax assets	(9,462,222)	(17,329,044)
Deferred tax assets, net	$-	$-

*	This represents the tax basis of Erdos TCH investment in sales type leases, which was written off under US GAAP upon modification of lease terms, which made the lease payments contingent upon generation of electricity.

8. DEFERRED TAX, NET

Deferred tax assets resulted from asset impairment loss which was temporarily non-tax deductible for tax purposes but expensed in accordance with US GAAP, interest income in sales-type leases which was recognized as income for tax purposes but not for book purpose as it did not meet revenue recognition in accordance with US GAAP, accrued employee social insurance that can be deducted for tax purposes in the future, and the difference between tax and accounting basis of cost of fixed assets which was capitalized for tax purposes and expensed as part of cost of systems in accordance with US GAAP. Deferred tax liability arose from the difference between tax and accounting basis of net investment in sales-type leases.

As of December 31, 2020 and 2019, net deferred tax assets consisted of the following:

	2020	2019
Non-current deferred tax assets
Accrued expenses	$70,019	$189,050
Interest income in sales-type leases on cash basis	-	853,265
Depreciation of fixed assets	-	2,938,605
Assets impairment loss	-	7,537,556
Write-off Erdos TCH net investment in sales-type leases	6,155,300	6,349,604
US NOL	254,035	3,246,655
PRC NOL	10,849,690	10,424,558

Non-current deferred tax liabilities
Net investment in sales-type leases	-	(6,685,021)

Net non-current deferred tax assets	17,329,044	24,854,272
Less: valuation allowance for deferred tax assets	(17,329,044)	(24,854,272)
Non-current deferred tax assets, net	$-	$-